WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 36.3%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	200,000	$209,580	(a)
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	94,256
AT&T Inc., Senior Notes	1.650%	2/1/28	190,000	190,359
AT&T Inc., Senior Notes	2.250%	2/1/32	20,000	20,004
AT&T Inc., Senior Notes	3.100%	2/1/43	130,000	126,795
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	21,288
AT&T Inc., Senior Notes	3.550%	9/15/55	57,000	55,243	(a)
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	150,000	167,184
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	11,134
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	140,000	169,750
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	30,000	35,490
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	45,201
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	340,000	431,234
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	41,546
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	11,923
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	30,000	37,014
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	27,310
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	30,000	36,934

Total Diversified Telecommunication Services				1,732,245

Entertainment - 0.0%††
Netflix Inc., Senior Notes	5.875%	11/15/28	40,000	47,728

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,938
Alphabet Inc., Senior Notes	0.800%	8/15/27	30,000	29,871
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	29,867
Alphabet Inc., Senior Notes	2.050%	8/15/50	40,000	37,440

Total Interactive Media & Services				117,116

Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	263,055	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	469,687	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	370,000	427,802

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	1

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	$119,858
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	125,000	130,002
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	100,000	122,402
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	120,000	149,710
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	22,743
Comcast Corp., Senior Notes	3.950%	10/15/25	60,000	68,868
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	22,335
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	56,537
Comcast Corp., Senior Notes	4.150%	10/15/28	150,000	180,753
Comcast Corp., Senior Notes	3.400%	4/1/30	30,000	34,616
Comcast Corp., Senior Notes	4.250%	10/15/30	90,000	110,524
Comcast Corp., Senior Notes	3.750%	4/1/40	60,000	70,169
Comcast Corp., Senior Notes	4.000%	3/1/48	20,000	24,299
Comcast Corp., Senior Notes	4.700%	10/15/48	80,000	106,688
Comcast Corp., Senior Notes	3.450%	2/1/50	40,000	45,186
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000	71,785
Fox Corp., Senior Notes	5.476%	1/25/39	70,000	93,637
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	200,000	214,690	(a)

Total Media				2,815,846

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	211,250	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	468,419
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,975
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	230,433	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	11,222	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	210,000	238,270	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	130,000	153,881

Total Wireless Telecommunication Services				1,336,450

TOTAL COMMUNICATION SERVICES				6,049,385

See Notes to Schedule of Investments.

2	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.6%
Ford Motor Co., Senior Notes	9.000%	4/22/25	20,000	$22,930
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	203,750
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	22,047
General Motors Co., Senior Notes	6.125%	10/1/25	30,000	34,850
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	11,718
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	133,656
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	201,788	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	240,419	(a)

Total Automobiles				871,158

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	50,000	52,375	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	40,000	42,775	(a)

Total Diversified Consumer Services				95,150

Hotels, Restaurants & Leisure - 0.6%
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	52,215	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	20,000	21,075	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	30,326
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	120,000	119,848
McDonald’s Corp., Senior Notes	3.300%	7/1/25	30,000	33,358
McDonald’s Corp., Senior Notes	1.450%	9/1/25	110,000	113,483
McDonald’s Corp., Senior Notes	3.700%	1/30/26	20,000	22,780
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	11,322
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	11,387
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	58,349
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	104,948
McDonald’s Corp., Senior Notes	4.450%	9/1/48	70,000	87,166
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	218,194
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	35,415	(a)

Total Hotels, Restaurants & Leisure				919,866

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	42,800
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	20,000	24,200

Total Household Durables				67,000

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	3

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	50,000	$50,601
Amazon.com Inc., Senior Notes	1.200%	6/3/27	70,000	70,928
Amazon.com Inc., Senior Notes	1.500%	6/3/30	70,000	71,439
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	62,251
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	116,929
Amazon.com Inc., Senior Notes	2.500%	6/3/50	60,000	61,201
Amazon.com Inc., Senior Notes	4.250%	8/22/57	10,000	13,652

Total Internet & Direct Marketing Retail				447,001

Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	40,000	43,477
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	33,386
Home Depot Inc., Senior Notes	3.300%	4/15/40	50,000	56,801
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	12,347
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	104,185
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	20,000	24,811
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	90,000	117,974
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	20,000	27,602
Target Corp., Senior Notes	2.250%	4/15/25	50,000	53,576
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	20,000	22,276
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	10,000	11,464

Total Specialty Retail				507,899

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	40,000	42,200	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	30,000	30,694
NIKE Inc., Senior Notes	2.400%	3/27/25	130,000	139,660
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	55,610
NIKE Inc., Senior Notes	2.850%	3/27/30	40,000	44,925
NIKE Inc., Senior Notes	3.250%	3/27/40	30,000	34,323
NIKE Inc., Senior Notes	3.375%	3/27/50	100,000	116,813

Total Textiles, Apparel & Luxury Goods				464,225

TOTAL CONSUMER DISCRETIONARY				3,372,299

CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	290,000	325,091
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	50,000	57,936
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	100,000	122,042

See Notes to Schedule of Investments.

4	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	30,000	$34,132
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	70,000	81,817
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	35,028
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	80,000	107,551
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	110,000	131,841
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	34,412
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	51,469
Coca-Cola Co., Senior Notes	2.600%	6/1/50	110,000	110,451
Coca-Cola Co., Senior Notes	2.500%	3/15/51	30,000	29,970
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	51,972
PepsiCo Inc., Senior Notes	0.750%	5/1/23	60,000	60,610
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,712
PepsiCo Inc., Senior Notes	2.625%	3/19/27	130,000	142,827
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	41,094
PepsiCo Inc., Senior Notes	2.875%	10/15/49	20,000	21,500
PepsiCo Inc., Senior Notes	3.625%	3/19/50	10,000	12,123
PepsiCo Inc., Senior Notes	3.875%	3/19/60	10,000	12,626

Total Beverages				1,475,204

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	110,000	112,674
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	50,000	50,837
Walmart Inc., Senior Notes	3.400%	6/26/23	20,000	21,607
Walmart Inc., Senior Notes	3.550%	6/26/25	10,000	11,325
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	11,225
Walmart Inc., Senior Notes	3.700%	6/26/28	70,000	82,773

Total Food & Staples Retailing				290,441

Food Products - 0.5%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	10,052
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	13,000	14,106
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	10,972	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	21,902
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	250,000	273,308
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	51,371
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	31,660	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	200,000	229,211	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	5

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	10,000	$10,800	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	21,569	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	11,440	(b)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	20,000	20,756
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	92,488

Total Food Products				799,635

Household Products - 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	30,000	32,490
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	11,224
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	34,798
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	30,000	36,535
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	20,000	25,360

Total Household Products				140,407

Tobacco - 0.9%
Altria Group Inc., Senior Notes	3.490%	2/14/22	10,000	10,400
Altria Group Inc., Senior Notes	3.800%	2/14/24	10,000	10,930
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,566
Altria Group Inc., Senior Notes	4.400%	2/14/26	200,000	231,033
Altria Group Inc., Senior Notes	4.800%	2/14/29	210,000	249,185
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	12,797
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	12,440
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	30,838
Altria Group Inc., Senior Notes	5.950%	2/14/49	160,000	214,326
Altria Group Inc., Senior Notes	6.200%	2/14/59	10,000	13,673
BAT Capital Corp., Senior Notes	3.557%	8/15/27	180,000	194,402
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	107,087
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,916	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	145,750
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,460
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	30,858

Total Tobacco				1,345,661

TOTAL CONSUMER STAPLES				4,051,348

ENERGY - 5.6%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,173

Oil, Gas & Consumable Fuels - 5.6%
Apache Corp., Senior Notes	4.375%	10/15/28	70,000	64,050
Apache Corp., Senior Notes	4.250%	1/15/30	140,000	126,130
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	8,894

See Notes to Schedule of Investments.

6	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	4.250%	1/15/44	60,000	$51,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	10,000	9,756	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	60,000	52,800	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	10,000	10,577
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	10,966
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	22,322
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	180,000	209,589
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	80,000	91,773
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	105,885
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	50,000	55,666
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	110,000	121,006	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	90,000	101,543	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	30,788	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	70,000	72,538
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,577
Chevron Corp., Senior Notes	2.236%	5/11/30	150,000	159,173
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	110,861
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	90,000	93,120
Concho Resources Inc., Senior Notes	3.750%	10/1/27	20,000	21,604
Concho Resources Inc., Senior Notes	4.300%	8/15/28	120,000	132,726
Continental Resources Inc., Senior Notes	4.500%	4/15/23	50,000	47,650
Continental Resources Inc., Senior Notes	3.800%	6/1/24	120,000	110,700
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	10,000	9,583	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	200,000	224,139
Devon Energy Corp., Senior Notes	5.000%	6/15/45	180,000	170,852
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	10,000	10,125
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	10,000	10,383
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	30,099
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	9,694
Ecopetrol SA, Senior Notes	5.875%	5/28/45	640,000	697,600

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	7

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	$30,800	(c)(d)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	70,378
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	10,000	10,596
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	10,000	10,736
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	100,000	96,851
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	50,000	51,676
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	130,000	152,064
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	10,000	10,900
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	300,000	319,337
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	90,000	88,751
EOG Resources Inc., Senior Notes	4.375%	4/15/30	150,000	176,743
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	78,431
EOG Resources Inc., Senior Notes	4.950%	4/15/50	30,000	36,862
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	134,062	(a)
EQT Corp., Senior Notes	3.000%	10/1/22	60,000	58,575
EQT Corp., Senior Notes	3.900%	10/1/27	60,000	55,238
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	10,286
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	120,000	131,503
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	55,180
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	150,000	172,964
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,518
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	100,000	109,875
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	100,000	113,796
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	23,742
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	22,726
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	58,589
MPLX LP, Senior Notes	4.875%	6/1/25	110,000	124,503
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	68,690
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	102,375
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	11,231
Noble Energy Inc., Senior Notes	3.850%	1/15/28	80,000	90,847
Noble Energy Inc., Senior Notes	6.000%	3/1/41	30,000	41,618
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	66,161

See Notes to Schedule of Investments.

8	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	20,000	$18,687
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	150,000	127,264
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	61,296
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	94,738
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	41,250
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	70,011
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,400	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	930,000	1,026,255
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	63,182
Shell International Finance BV, Senior Notes	2.750%	4/6/30	40,000	43,740
Shell International Finance BV, Senior Notes	4.375%	5/11/45	100,000	122,638
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	35,006
Shell International Finance BV, Senior Notes	3.250%	4/6/50	90,000	95,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	21,394
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	30,000	29,053	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	30,000	31,105	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	160,000	207,153
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	108,087	(a)
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	40,000	38,100
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	9,400
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	120,000	116,792
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	120,000	111,150
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.116%	1/13/23	10,000	9,300	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	105,231

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	9

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	$57,016
WPX Energy Inc., Senior Notes	5.250%	10/15/27	40,000	40,600

Total Oil, Gas & Consumable Fuels				8,286,371

TOTAL ENERGY				8,288,544

FINANCIALS - 11.8%
Banks - 8.9%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	270,000	196,425	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	213,523
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	209,791
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	138,085
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	60,000	63,835	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	52,490	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	380,000	436,000	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	360,000	417,166	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	280,000	346,735	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	88,995	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	222,728
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	10,000	11,579
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	94,002
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	50,962
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	203,452
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	224,033	(d)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	206,238	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	221,422	(a)(d)

See Notes to Schedule of Investments.

10	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	400,000	$493,285	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,450
Citigroup Inc., Senior Notes	8.125%	7/15/39	120,000	208,871
Citigroup Inc., Senior Notes	4.650%	7/23/48	170,000	224,195
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	51,221	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	50,000	52,404	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	180,000	194,821	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	200,000	230,231	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	50,000	57,831	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	71,924	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	169,246
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	170,000	201,510
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	34,788
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	283,347
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	253,098	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	255,385	(a)(d)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	400,000	407,592	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,909
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	202,392	(d)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	410,000	457,752	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	200,000	217,354
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,697	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	207,684	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	130,000	132,679	(d)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	94,120	(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	11

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	160,000	$170,252	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	350,000	374,966	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	20,000	21,462	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	120,000	131,679	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	120,229	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	110,000	149,070
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	217,304
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	232,031
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	350,000	383,827
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	50,000	50,850
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	82,099
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	50,698
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	203,822	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,032
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,650
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	40,649
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	200,000	230,138	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	103,547
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	21,730
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	109,309
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	100,000	117,608
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	101,865	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	93,873	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	50,000	52,164	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	220,000	236,257	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	111,944	(d)

See Notes to Schedule of Investments.

12	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	30,000	$36,410	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	720,000	985,426	(d)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	40,000	45,831
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	336,233

Total Banks				13,129,202

Capital Markets - 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	31,183
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	272,940
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	257,510	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	288,622	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,603
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	200,000	219,952
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	190,000	209,697
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	55,311
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	200,000	227,623	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	230,000	268,229	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	320,000	421,735
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	136,147	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	100,000	106,520	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	160,000	183,837	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	80,000	91,313	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	59,741	(d)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	40,000	60,142	(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	13

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	$203,630	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	213,500	(a)(c)(d)

Total Capital Markets				3,318,235

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.700%	11/5/21	90,000	92,994

Diversified Financial Services - 0.3%
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	160,522
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	257,768	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	10,000	10,041	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	90,686	(a)

Total Diversified Financial Services				519,017

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	32,038
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	55,968
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	91,087
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	20,166	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	40,396	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	10,000	10,186	(a)

Total Insurance				249,841

TOTAL FINANCIALS				17,309,289

HEALTH CARE - 3.7%
Biotechnology - 0.7%
AbbVie Inc., Senior Notes	2.300%	11/21/22	130,000	134,514	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,912
AbbVie Inc., Senior Notes	2.600%	11/21/24	400,000	423,802	(a)
AbbVie Inc., Senior Notes	2.950%	11/21/26	40,000	43,569	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	286,446	(a)
AbbVie Inc., Senior Notes	4.750%	3/15/45	10,000	12,085	(a)
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	90,180

Total Biotechnology				1,001,508

See Notes to Schedule of Investments.

14	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	$150,916
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	86,578
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	70,000	79,369

Total Health Care Equipment & Supplies				316,863

Health Care Providers & Services - 1.5%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	45,578
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,537	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	64,720
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,750
Cigna Corp., Senior Notes	3.750%	7/15/23	10,000	10,837
Cigna Corp., Senior Notes	4.125%	11/15/25	100,000	114,716
Cigna Corp., Senior Notes	4.375%	10/15/28	240,000	285,494
Cigna Corp., Senior Notes	4.800%	8/15/38	60,000	74,482
CVS Health Corp., Senior Notes	3.350%	3/9/21	27,000	27,353
CVS Health Corp., Senior Notes	4.100%	3/25/25	44,000	49,704
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	11,194
CVS Health Corp., Senior Notes	4.300%	3/25/28	240,000	280,913
CVS Health Corp., Senior Notes	3.750%	4/1/30	30,000	34,234
CVS Health Corp., Senior Notes	4.125%	4/1/40	10,000	11,390
CVS Health Corp., Senior Notes	5.050%	3/25/48	150,000	191,461
CVS Health Corp., Senior Notes	4.250%	4/1/50	130,000	152,800
HCA Inc., Senior Notes	5.375%	2/1/25	10,000	10,950
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	45,758
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	61,133
HCA Inc., Senior Secured Notes	5.250%	6/15/26	40,000	46,667
HCA Inc., Senior Secured Notes	4.125%	6/15/29	60,000	67,863
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	11,486
Humana Inc., Senior Notes	3.950%	3/15/27	70,000	79,957
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	99,577
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	20,000	22,827
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	10,266
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	23,768
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	140,000	156,128
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	20,000	20,956
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	43,762
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	25,500
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	100,000	105,461

Total Health Care Providers & Services				2,218,222

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	15

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 1.3%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	40,000	$41,142	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	30,000	32,325	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,749
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	50,000	54,124
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	50,000	57,008
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	22,559
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	240,000	279,530
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	20,000	28,125
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	52,530
Johnson & Johnson, Senior Notes	0.550%	9/1/25	40,000	40,012
Johnson & Johnson, Senior Notes	0.950%	9/1/27	80,000	80,367
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	36,639
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	150,000	150,412
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	30,420
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	60,426
Pfizer Inc., Senior Notes	2.625%	4/1/30	60,000	67,084
Pfizer Inc., Senior Notes	1.700%	5/28/30	30,000	30,918
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	80,000	79,800
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	280,000	272,196
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	160,000	158,480
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	86,063
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	250,000	220,552

Total Pharmaceuticals				1,901,461

TOTAL HEALTH CARE				5,438,054

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	4.875%	5/1/25	170,000	184,981
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	108,333
Boeing Co., Senior Notes	5.150%	5/1/30	230,000	258,522
Boeing Co., Senior Notes	3.250%	2/1/35	100,000	93,997
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	9,109
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	82,525
Boeing Co., Senior Notes	3.750%	2/1/50	70,000	64,061
Boeing Co., Senior Notes	5.805%	5/1/50	120,000	145,174

See Notes to Schedule of Investments.

16	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	$49,506
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,581
General Dynamics Corp., Senior Notes	4.250%	4/1/50	30,000	39,182
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	100,000	113,632
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	150,000	168,536
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	40,000	57,380
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	20,000	21,605	(a)
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	50,000	52,882
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	20,000	21,750	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	30,000	31,329	(a)

Total Aerospace & Defense				1,515,085

Airlines - 0.6%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	70,000	69,720
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	19,651
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	29,047
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	44,587
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	50,000	52,417
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	330,000	362,348	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	92,417	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	72,680	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	62,475	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	70,000	74,166	(a)

Total Airlines				879,508

Building Products - 0.3%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	20,578	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	50,000	52,159	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	10,456	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	120,000	125,524	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	145,000	151,065	(a)

Total Building Products				359,782

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	51,722
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	30,000	30,300	(a)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	17

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	$10,644
Waste Management Inc., Senior Notes	4.150%	7/15/49	50,000	63,615

Total Commercial Services & Supplies				156,281

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	52,401

Industrial Conglomerates - 0.5%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,816
3M Co., Senior Notes	3.050%	4/15/30	110,000	125,753
3M Co., Senior Notes	3.700%	4/15/50	50,000	60,528
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	10,588
General Electric Co., Senior Notes	3.625%	5/1/30	20,000	20,712
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	12,581
General Electric Co., Senior Notes	6.875%	1/10/39	300,000	385,378
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,931

Total Industrial Conglomerates				657,287

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	11,422
Deere & Co., Senior Notes	3.750%	4/15/50	50,000	62,661
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	21,045
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	30,000	31,910
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	60,000	64,484

Total Machinery				191,522

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	42,522
Union Pacific Corp., Senior Notes	3.950%	9/10/28	30,000	35,385
Union Pacific Corp., Senior Notes	2.400%	2/5/30	70,000	75,347
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	56,449

Total Road & Rail				209,703

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	30,656
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	50,000	52,500
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	130,000	131,950

Total Trading Companies & Distributors				215,106

TOTAL INDUSTRIALS				4,236,675

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	65,857

See Notes to Schedule of Investments.

18	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.3%
International Business Machines Corp.,
Senior Notes	3.000%	5/15/24	100,000	$108,319
Mastercard Inc., Senior Notes	3.850%	3/26/50	50,000	63,836
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,858
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	31,072
Visa Inc., Senior Notes	3.150%	12/14/25	60,000	67,131
Visa Inc., Senior Notes	2.700%	4/15/40	65,000	70,309
Visa Inc., Senior Notes	4.300%	12/14/45	80,000	106,258

Total IT Services				487,783

Semiconductors & Semiconductor Equipment - 1.0%
Broadcom Inc., Senior Notes	2.250%	11/15/23	80,000	83,172
Broadcom Inc., Senior Notes	4.700%	4/15/25	260,000	295,441
Broadcom Inc., Senior Notes	3.150%	11/15/25	70,000	75,819
Intel Corp., Senior Notes	4.600%	3/25/40	20,000	26,644
Intel Corp., Senior Notes	4.750%	3/25/50	150,000	206,568
Intel Corp., Senior Notes	4.950%	3/25/60	50,000	72,953
Micron Technology Inc., Senior Notes	2.497%	4/24/23	50,000	51,923
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	22,470
NVIDIA Corp., Senior Notes	3.500%	4/1/40	50,000	58,597
NVIDIA Corp., Senior Notes	3.500%	4/1/50	170,000	198,947
NVIDIA Corp., Senior Notes	3.700%	4/1/60	100,000	119,219
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	42,375	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	40,000	41,259
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	200,000	198,221	(a)

Total Semiconductors & Semiconductor Equipment				1,493,608

Software - 0.3%
Microsoft Corp., Senior Notes	2.400%	2/6/22	20,000	20,555
Microsoft Corp., Senior Notes	3.300%	2/6/27	290,000	331,352
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	53,562

Total Software				405,469

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	102,335
Apple Inc., Senior Notes	2.450%	8/4/26	140,000	152,562
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	40,000	40,946	(a)

Total Technology Hardware, Storage & Peripherals				295,843

TOTAL INFORMATION TECHNOLOGY				2,748,560

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	19

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.7%
Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	$220,802	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	40,000	41,903
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	100,000	115,260
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	100,000	108,356
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	72,807
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	42,173
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	21,029
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	11,062
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	95,000	105,334
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	162,539	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	54,599	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000	32,711	(a)

Total Metals & Mining				988,575

Paper & Forest Products - 0.0%††
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	20,000	20,049

TOTAL MATERIALS				1,008,624

UTILITIES - 0.6%
Electric Utilities - 0.6%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000	116,108
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	20,000	19,876
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	410,000	574,846
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	70,000	70,084
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	20,000	19,351
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	30,000	28,544
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	10,000	9,183
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	20,000	18,033
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	40,000	42,000	(a)

Total Electric Utilities				898,025

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	11,514
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	24,385

Total Multi-Utilities				35,899

TOTAL UTILITIES				933,924

TOTAL CORPORATE BONDS & NOTES (Cost - $50,954,010)				53,436,702

See Notes to Schedule of Investments.

20	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 19.5%
FHLMC - 5.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-9/1/50	3,183,698	$3,385,652
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/47-4/1/49	262,571	284,302
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/48-7/1/49	599,785	654,816
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-3/1/50	285,232	312,374
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/50-5/1/50	287,789	309,145
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	192,971	208,147
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/46	1,375,811	1,469,508
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/47	1,351,711	1,450,419
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/48-4/1/49	117,949	130,003

Total FHLMC				8,204,366

FNMA - 9.7%
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	69,193	72,730
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,832	11,305
Federal National Mortgage Association (FNMA)	3.500%	10/1/34-8/1/50	2,812,985	3,002,190
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,850	56,490	(d)
Federal National Mortgage Association (FNMA)	1.500%	10/1/35	400,000	409,281	(e)
Federal National Mortgage Association (FNMA)	2.000%	10/1/35-10/1/50	4,100,000	4,248,844	(e)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-7/1/50	1,415,382	1,497,928
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	54,964	66,598
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-5/1/49	1,599,308	1,721,518

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	21

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.500%	4/1/48-3/1/50	2,199,147	$2,416,336
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-3/1/50	664,772	734,790

Total FNMA				14,238,010

GNMA - 4.2%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	82,800	86,489
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-2/20/50	1,136,358	1,212,007
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-2/20/50	860,245	926,159
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	293,772	320,677
Government National Mortgage Association (GNMA) II	3.500%	7/20/49-1/20/50	723,967	761,493
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	99,298	107,852
Government National Mortgage Association (GNMA) II	2.000%	10/1/50	400,000	415,562	(e)
Government National Mortgage Association (GNMA) II	2.500%	10/1/50	900,000	945,176	(e)
Government National Mortgage Association (GNMA) II	4.000%	10/1/50	1,000,000	1,062,480	(e)
Government National Mortgage Association (GNMA) II	4.500%	10/1/50	400,000	428,625	(e)

Total GNMA				6,266,520

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $28,499,421)				28,708,896

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 10.1%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.280%)	0.428%	2/25/37	197,537	173,797	(d)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000	465,121	(a)(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.202%	11/15/35	133,000	130,836	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.052%	4/15/34	300,000	253,737	(a)(d)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.320%	6/15/50	500,000	469,283	(d)
CSMC Trust, 2019-RPL9 A1	3.050%	10/27/59	240,939	242,267	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	253,140	(a)

See Notes to Schedule of Investments.

22	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	10,000	$11,817
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 A1	2.190%	7/25/29	493,368	530,133
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.949%	10/25/29	2,797,748	184,479	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	99,818	12,571
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	99,698	13,209
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	537,823	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	619,184	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.398%	7/25/29	242,691	248,535	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.648%	3/25/30	980,000	988,665	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 M2 (1 mo. USD LIBOR + 3.000%)	3.148%	6/25/50	370,000	370,926	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.548%	1/25/24	100,687	94,109	(d)
Federal National Mortgage Association (FNMA) - CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.748%	5/25/24	190,511	166,752	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.148%	7/25/25	53,234	54,431	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.448%	10/25/28	175,875	185,319	(a)(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	23

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.348%	1/25/30	92,054	$90,782	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.548%	5/25/30	354,955	348,160	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.398%	7/25/30	294,075	290,204	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.898%	10/25/30	320,000	295,194	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.298%	10/25/30	223,700	219,399	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.248%	10/25/39	375,198	373,138	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	99,977	112,086	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	11,955
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,980	107,729	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	16,996,207	207,321	(d)
Government National Mortgage Association (GNMA), 2014-17 AM	2.598%	6/16/48	406,262	424,696	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	530,876	563,856
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	99,811	13,737
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	500,183	500,183	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.606%	7/20/70	592,959	592,959	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.556%	8/20/70	294,679	294,506	(d)

See Notes to Schedule of Investments.

24	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.902%	9/15/31	400,000	$385,685	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 C	4.481%	11/10/50	401,000	402,273	(d)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.252%	12/15/36	280,000	270,141	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.668%	11/25/35	239,901	215,120	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.260%)	0.408%	6/25/35	257,932	229,241	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	2.002%	9/15/29	400,000	376,673	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	237,668	237,670	(a)
Motel 6 Trust, 2017-MTL6 B (1 mo. USD LIBOR + 1.190%)	1.342%	8/15/34	304,930	297,660	(a)(d)
Motel 6 Trust, 2017-MTL6 C (1 mo. USD LIBOR + 1.400%)	1.552%	8/15/34	561,714	547,617	(a)(d)
MTRO Commercial Mortgage Trust, 2019-TECH D (1 mo. USD LIBOR + 1.800%)	1.952%	12/15/33	100,000	97,324	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	412,832	438,930	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	2.159%	11/11/34	243,024	214,984	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8, 2A1A (1 mo. USD LIBOR + 0.580%)	0.728%	7/25/45	67,448	64,211	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	74,363	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	587,642

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,133,830)				14,891,573

SOVEREIGN BONDS - 8.5%
Argentina - 0.0%††
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443	2,026
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	145,500	61,110

Total Argentina				63,136

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	25

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	310,000	BRL	$56,042
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,033,000	BRL	613,293
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	1,150,000		1,158,625

Total Brazil					1,827,960

Indonesia - 1.1%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	900,000		1,036,829
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	6,941,000,000	IDR	480,459
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	330,000,000	IDR	22,322

Total Indonesia					1,539,610

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	1,661,740	(b)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		450,000	(a)

Mexico - 1.9%
Mexican Bonos, Bonds	8.000%	11/7/47	11,410,000	MXN	571,137
Mexican Bonos, Senior Notes	8.500%	5/31/29	5,540,000	MXN	296,726
Mexican Bonos, Senior Notes	7.750%	11/13/42	17,190,000	MXN	843,056
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,010,000		1,101,405

Total Mexico					2,812,324

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		432,200

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		694,818	(a)

Russia - 2.0%
Russian Federal Bond - OFZ	6.000%	10/6/27	27,920,000	RUB	362,623
Russian Federal Bond - OFZ	7.050%	1/19/28	34,230,000	RUB	469,429
Russian Federal Bond - OFZ	6.900%	5/23/29	93,660,000	RUB	1,270,304
Russian Federal Bond - OFZ	7.650%	4/10/30	6,220,000	RUB	88,653

See Notes to Schedule of Investments.

26	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - continued
Russian Federal Bond - OFZ	7.250%	5/10/34	240,000	RUB	$3,340
Russian Federal Bond - OFZ	7.700%	3/16/39	53,520,000	RUB	785,545

Total Russia					2,979,894

TOTAL SOVEREIGN BONDS (Cost - $12,848,467)					12,461,682

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.1%
U.S. Government Obligations - 8.1%
U.S. Treasury Bonds	3.625%	2/15/44	84,000		122,981
U.S. Treasury Bonds	2.000%	2/15/50	2,430,000		2,756,911
U.S. Treasury Bonds	1.250%	5/15/50	1,970,000		1,872,731
U.S. Treasury Bonds	1.375%	8/15/50	5,940,000		5,829,553
U.S. Treasury Notes	0.375%	4/30/25	90,000		90,531
U.S. Treasury Notes	0.250%	5/31/25	850,000		850,100
U.S. Treasury Notes	0.250%	6/30/25	100,000		99,965
U.S. Treasury Notes	0.625%	5/15/30	260,000		259,228

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,868,294)					11,882,000

SENIOR LOANS - 4.3%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Avaya Inc., Term Loan B	—	12/15/24	89,040		88,057	(g)
Consolidated Communications Inc., 2016 Initial Term Loan	—	10/5/23	210,000		207,979	(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.652%	1/31/28	150,000		145,500	(d)(h)(i)

Total Diversified Telecommunication Services					441,536

Media - 0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	118,779		116,568	(d)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.900%	2/1/27	39,699		38,784	(d)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.905%	9/18/26	163,403		159,726	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	20,000		19,643	(g)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.652%	4/30/28	250,000		240,555	(d)(h)(i)

Total Media					575,276

Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc., Term Loan (1 mo. USD
LIBOR + 3.000%)	3.147%	4/1/27	89,775		89,663	(d)(h)(i)

TOTAL COMMUNICATION SERVICES					1,106,475

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	27

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 1.0%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	98,750	$97,710	(d)(h)(i)

Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	348,950	334,805	(d)(g)(h)(i)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	1/15/27	79,600	76,068	(d)(h)(i)
Caesars Resort Collection LLC, Term Loan B1	4.647-4.772%	7/21/25	250,000	241,518	(d)(h)(i)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.147%	11/30/23	49,537	48,038	(d)(h)(i)
Golden Nugget Inc., First Initial Term Loan (2 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	18,777	16,740	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.898%	6/22/26	140,000	135,158	(d)(h)(i)
Scientific Games International Inc., Initial Term Loan B5	2.897-3.612%	8/14/24	79,036	74,383	(d)(h)(i)

Total Hotels, Restaurants & Leisure				926,710

Specialty Retail - 0.3%
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	3.500%	11/8/23	99,739	96,809	(d)(h)(i)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	1/26/23	210,000	192,967	(d)(h)(i)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.906%	8/3/26	210,000	204,837	(d)(g)(h)(i)

Total Specialty Retail				494,613

TOTAL CONSUMER DISCRETIONARY				1,519,033

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.397%	1/29/27	49,875	47,896	(d)(h)(i)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.147%	9/13/26	39,799	37,958	(d)(h)(i)
US Foods Inc., Retired Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	6/27/23	39,896	38,300	(d)(h)(i)

TOTAL CONSUMER STAPLES				124,154

See Notes to Schedule of Investments.

28	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 0.6%
Capital Markets - 0.0%††
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.147%	7/3/24	59,543	$57,775	(d)(h)(i)

Diversified Financial Services - 0.3%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.897%	2/27/26	138,950	137,995	(d)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	109,725	108,948	(d)(h)(i)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.897%	11/16/26	38,546	37,541	(d)(h)(i)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	79,176	78,047	(d)(h)(i)
Wynn Resorts Finance LLC, Term A Facility (1 mo. USD LIBOR + 1.750%)	1.900%	9/20/24	123,500	116,090	(d)(h)(i)(j)

Total Diversified Financial Services				478,621

Insurance - 0.3%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.147%	8/4/22	29,714	29,291	(d)(h)(i)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/24	108,886	106,922	(d)(h)(i)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.147%	11/3/23	249,288	245,237	(d)(g)(h)(i)

Total Insurance				381,450

TOTAL FINANCIALS				917,846

HEALTH CARE - 0.9%
Health Care Providers & Services - 0.5%
Elanco Animal Health Inc., Term Loan B (1 mo. USD LIBOR + 1.750%)	1.905%	8/1/27	117,193	113,803	(d)(h)(i)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	17,027	15,971	(g)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.897%	2/18/27	72,608	68,106	(d)(h)(i)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.100%	11/15/27	148,875	145,642	(d)(h)(i)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	59,373	59,130	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	29

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.897%	11/17/25	164,914	$159,967	(d)(h)(i)
Sotera Health Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	129,350	128,736	(d)(h)(i)

Total Health Care Providers & Services				691,355

Health Care Technology - 0.2%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.750%	2/11/26	168,491	165,823	(d)(h)(i)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	152,494	149,230	(d)(h)(i)

Total Health Care Technology				315,053

Pharmaceuticals - 0.2%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.901%	11/27/25	300,000	292,687	(d)(h)(i)

TOTAL HEALTH CARE				1,299,095

INDUSTRIALS - 0.6%
Airlines - 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/29/23	99,750	99,478	(d)(h)(i)
Delta Air Lines Inc./SkyMiles IP Ltd., Initial Term Loan	—	10/20/27	20,000	20,150	(g)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	227,125	225,195	(d)(h)(i)

Total Airlines				344,823

Building Products - 0.1%
Forterra Finance LLC, Replacement Term Loan (1 mo. USD LIBOR + 3.000%)	4.000%	10/25/23	114,174	112,889	(d)(h)(i)

Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.397%	7/10/26	118,626	117,143	(d)(h)(i)
API Group Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.647%	10/1/26	49,625	48,467	(d)(h)(i)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.900%	10/30/26	20,612	20,432	(d)(h)(i)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	95,656	95,113	(d)(h)(i)

Total Commercial Services & Supplies				281,155

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	37,618	36,624	(d)(h)(i)

See Notes to Schedule of Investments.

30	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.220%	12/30/26	89,550	$87,949	(d)(h)(i)

TOTAL INDUSTRIALS				863,440

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.896%	9/30/24	128,687	127,541	(d)(h)(i)

Software - 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.147%	10/16/26	79,600	78,446	(d)(h)(i)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	78,975	78,565	(d)(h)(i)

Total Software				157,011

TOTAL INFORMATION TECHNOLOGY				284,552

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.897%	2/4/27	95,460	94,043	(d)(h)(i)

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.906%	12/20/24	60,000	57,885	(d)(h)(i)

Real Estate Management & Development - 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	9,846	9,435	(d)(h)(i)

TOTAL REAL ESTATE				67,320

TOTAL SENIOR LOANS (Cost - $6,364,482)				6,275,958

ASSET-BACKED SECURITIES - 3.6%
522 Funding CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.340%)	7.615%	1/15/33	250,000	229,375	(a)(d)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.201%	7/20/31	250,000	250,938	(a)(d)
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	2.822%	1/20/33	250,000	250,117	(a)(d)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	300,000	277,971	(a)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.375%	10/15/30	250,000	218,135	(a)(d)
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	0.973%	5/25/34	65,292	64,277	(d)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	31

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	200,000	$201,774	(a)
Cedar Funding VIII CLO Ltd., 2017-8A A1 (3 mo. USD LIBOR + 1.250%)	1.523%	10/17/30	250,000	248,841	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.510%	11/25/69	200,000	200,000	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.972%	1/20/33	300,000	273,868	(a)(d)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.572%	1/20/33	250,000	248,482	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	1.003%	7/25/34	85,863	82,813	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.063%	9/25/34	223,959	218,115	(d)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	149,437	153,517	(a)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	250,000	250,938	(a)(d)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.280%	11/15/32	250,000	249,157	(a)(d)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.125%	4/15/31	250,000	225,583	(a)(d)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.488%	3/25/36	270,000	258,292	(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.395%	3/25/44	124,680	118,055	(d)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	108,514	114,659	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.902%	11/15/35	227,970	225,208	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.152%	6/15/37	100,000	100,092	(a)(d)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.172%	1/20/32	250,000	241,685	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	98,288	102,989	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.471%	4/16/31	250,000	208,905	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	28,608	30,436
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	3.023%	1/17/31	250,000	224,270	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $5,381,827)				5,268,492

See Notes to Schedule of Investments.

32	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	220,000	$404,479
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	110,000	202,355
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	110,000	158,856
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	470,000	744,223
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	140,000	196,347
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	60,000	88,636
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	590,000	856,213
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	650,000	935,181
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	540,000	643,139

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,522,419)				4,229,429

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.3%
Invesco Senior Loan ETF (Cost - $3,461,819)			154,552	3,359,960

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.2%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
3-Month Euribor, Put @ 100.13EUR	3/15/21	106	106,000,000	1,554
Eurodollar Futures, Put @ $99.75	3/15/21	137	342,500	6,850
U.S. Treasury 5-Year Notes Futures, Call @ $126.25	10/23/20	408	408,000	19,125
U.S. Treasury Long-Term Bonds Futures, Call @ $178.50	10/2/20	141	141,000	11,015
U.S. Treasury Long-Term Bonds Futures, Call @ $179.00	10/9/20	90	90,000	15,469
U.S. Treasury Long-Term Bonds Futures, Call @ $180.00	10/23/20	82	82,000	20,500
U.S. Treasury Long-Term Bonds Futures, Call @ $183.00	11/20/20	55	55,000	28,359
U.S. Treasury Long-Term Bonds Futures, Put @ $175.50	10/2/20	141	141,000	48,469
U.S. Treasury Long-Term Bonds Futures, Put @ $173.00	10/23/20	82	82,000	30,750

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $258,752)				182,091

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	33

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.1%
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Call @ 104.50bps	Goldman Sachs Group Inc.	12/16/20	1,398,400	1,398,400	$22,115
Credit default swaption to buy protection on Markit CDX.NA.HY.34 Index, Put @ 101.00bps	Bank of America N.A.	10/21/20	1,457,000	1,457,000	8,794
Credit default swaption to buy protection on Markit CDX.NA.HY.35 Index, Call @ 105.00bps	Bank of America N.A.	12/16/20	1,520,000	1,520,000	18,625
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Call @ 85.00bps	BNP Paribas SA	12/16/20	3,030,000	3,030,000	13,240
Interest rate swaption, Put @ 155.00bps	Goldman Sachs Group Inc.	9/1/21	790,000	790,000	27,965
U.S. Dollar/Brazilian Real, Put @ 5.20BRL	JPMorgan Chase & Co.	10/16/20	1,500,000	1,500,000	749
U.S. Dollar/Euro, Call @ 1.15EUR	Morgan Stanley & Co. Inc.	10/29/20	800,000	800,000	854
U.S. Dollar/Mexican Peso, Put @ 21.97MXN	BNP Paribas SA	10/16/20	1,500,000	1,500,000	18,365
U.S. Dollar/Mexican Peso, Put @ 21.75MXN	BNP Paribas SA	12/24/20	1,050,000	1,050,000	23,645
U.S. Dollar/Russian Ruble, Put @ 69.87RUB	Goldman Sachs Group Inc.	10/16/20	1,500,000	1,500,000	58
U.S. Dollar/Russian Ruble, Put @ 72.06RUB	Goldman Sachs Group Inc.	10/20/20	700,000	700,000	285

TOTAL OTC PURCHASED OPTIONS (Cost - $219,595)					134,695

TOTAL PURCHASED OPTIONS (Cost - $478,347)					316,786

See Notes to Schedule of Investments.

34	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
MUNICIPAL BONDS - 0.0%††
Missouri - 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost - $40,000)	3.229%	5/15/50	40,000		$45,216

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $19,506)	1.000%	8/5/21	1,732,532	ARS	14,192	(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $138,572,422)					140,890,886

SHORT-TERM INVESTMENTS - 8.4%
U.S. TREASURY BILLS - 8.0%
U.S. Cash Management Bill	0.141%	12/8/20	290,000		289,923	(l)
U.S. Treasury Bills	0.071%	10/13/20	6,620,000		6,619,832	(l)
U.S. Treasury Bills	0.073%	10/15/20	2,860,000		2,859,914	(l)
U.S. Treasury Bills	0.080%	10/22/20	1,990,000		1,989,904	(l)

TOTAL U.S. TREASURY BILLS (Cost - $11,759,244)					11,759,573

			SHARES
OVERNIGHT DEPOSITS - 0.4%
BNY Mellon Cash Reserve Fund (Cost - $551,956)	0.010%		551,956		551,956

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,311,200)					12,311,529

TOTAL INVESTMENTS - 104.2% (Cost - $150,883,622)					153,202,415
Liabilities in Excess of Other Assets - (4.2)%					(6,233,678)

TOTAL NET ASSETS - 100.0%					$146,968,737

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	35

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2020, the Fund held TBA securities with a total cost of $7,509,461.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

36	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
ETF	— Exchange-Traded Fund
EUR	— Euro
HEFA	— Health & Educational Facilities Authority
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
3-Month Euribor, Put		3/15/21	99.63	EUR	106	106,000,000		$(777)
Eurodollar Futures, Put		3/15/21	$99.63		137	342,500		(2,569)
U.S. Treasury 5-Year Notes Futures, Call		10/23/20	126.00		136	136,000		(20,188)
U.S. Treasury 10-Year Notes Futures, Call		10/23/20	139.50		56	56,000		(21,000)
U.S. Treasury 10-Year Notes Futures, Put		10/23/20	138.00		111	111,000		(5,203)
U.S. Treasury Long-Term Bonds Futures, Call		10/2/20	177.00		47	47,000		(15,422)
U.S. Treasury Long-Term Bonds Futures, Call		10/9/20	177.00		30	30,000		(18,750)
U.S. Treasury Long-Term Bonds Futures, Call		11/20/20	184.00		82	82,000		(33,312)
U.S. Treasury Long-Term Bonds Futures, Put		10/2/20	177.00		47	47,000		(49,203)
U.S. Treasury Long-Term Bonds Futures, Put		11/20/20	169.00		82	82,000		(51,250)
U.S. Treasury Long-Term Bonds Futures, Put		11/20/20	171.00		55	55,000		(52,422)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $359,006)								$(270,096)

OTC WRITTEN OPTIONS
COUNTERPARTY
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Bank of America N.A.	10/21/20	97.50	bps	2,914,000	2,914,000	‡	$(6,255)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	37

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption to sell protection on Markit CDX.NA.HY.34 Index, Put	Goldman Sachs Group Inc.	12/16/20	100.00	bps	1,398,400	1,398,400	‡	$(14,929)
Credit default swaption to sell protection on Markit CDX.NA.IG.34 Index, Put	BNP Paribas SA	12/16/20	100.00	bps	3,030,000	3,030,000	‡	(12,649)
Credit default swaption to sell protection on Markit CDX.NA.IG.35 Index, Call	Bank of America N.A.	12/16/20	55.00	bps	7,600,000	7,600,000	‡	(19,960)
Interest rate swaption, Put	Goldman Sachs Group Inc.	12/1/20	145.00	bps	1,580,000	1,580,000		(11,443)
U.S. Dollar/Euro, Put	Morgan Stanley & Co. Inc.	10/13/20	1.20	EUR	1,100,000	1,100,000		(309)
U.S. Dollar/Euro, Put	Morgan Stanley & Co. Inc.	10/29/20	1.21	EUR	800,000	800,000		(525)
U.S. Dollar/Mexican Peso, Call	BNP Paribas SA	12/24/20	24.42	MXN	1,050,000	1,050,000		(12,186)
U.S. Dollar/Mexican Peso, Put	BNP Paribas SA	11/16/20	20.68	MXN	1,500,000	1,500,000		(5,426)
U.S. Dollar/Russian Ruble, Call	Goldman Sachs Group Inc.	10/20/20	75.28	RUB	700,000	700,000		(25,348)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $164,900)								$(109,030)

TOTAL WRITTEN OPTIONS (Premiums received - $523,906)								$(379,126)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
EUR	— Euro
MXN	— Mexican Peso
RUB	— Russian Ruble

See Notes to Schedule of Investments.

38	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	38	12/20	$9,361,136	$9,476,725	$115,589
Euro-BTP	47	12/20	7,965,572	8,133,809	168,237
Euro-OAT	5	12/20	973,642	988,251	14,609
U.S. Treasury 5-Year Notes	233	12/20	29,327,251	29,365,282	38,031
U.S. Treasury Long-Term Bonds	148	12/20	26,131,808	26,089,625	(42,183)
U.S. Treasury Ultra Long-Term Bonds	17	12/20	3,756,873	3,770,812	13,939

					308,222

Contracts to Sell:
90-Day Eurodollar	130	3/21	32,355,190	32,436,626	(81,436)
90-Day Eurodollar	100	12/21	24,784,690	24,947,500	(162,810)
Euro-Bund	60	12/20	12,169,497	12,279,058	(109,561)
Japanese 10-Year Bonds	1	12/20	1,438,821	1,441,391	(2,570)
U.S. Treasury 10-Year Notes	225	12/20	31,351,344	31,394,531	(43,187)
U.S. Treasury Ultra 10-Year Notes	15	12/20	2,404,797	2,398,828	5,969
United Kingdom 10-Year Long Gilt Bonds	50	12/20	8,808,935	8,798,154	10,781

					(382,814)

Net unrealized depreciation on open futures contracts					$(74,592)

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	840,000	USD	613,716	BNP Paribas SA	10/16/20	$15,178
CAD	2,300,000	USD	1,680,413	BNP Paribas SA	10/16/20	41,559
USD	70,947	EUR	60,000	BNP Paribas SA	10/16/20	564
USD	236,065	EUR	210,000	BNP Paribas SA	10/16/20	(10,277)
USD	237,016	EUR	210,000	BNP Paribas SA	10/16/20	(9,325)
USD	247,657	EUR	220,000	BNP Paribas SA	10/16/20	(10,414)
USD	430,260	EUR	369,024	BNP Paribas SA	10/16/20	(2,624)
USD	431,092	EUR	381,748	BNP Paribas SA	10/16/20	(16,719)
USD	126,061	MXN	2,837,450	BNP Paribas SA	10/16/20	(2,218)
BRL	76,529	USD	14,443	Citibank N.A.	10/16/20	(870)
EUR	120,000	USD	142,018	Citibank N.A.	10/16/20	(1,252)
EUR	160,000	USD	189,753	Citibank N.A.	10/16/20	(2,065)
GBP	30,197	USD	37,988	Citibank N.A.	10/16/20	1,055
GBP	1,281,694	USD	1,599,671	Citibank N.A.	10/16/20	57,452
MXN	778,822	USD	33,971	Citibank N.A.	10/16/20	1,238

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	39

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	845,573	USD	36,864	Citibank N.A.	10/16/20	$1,364
MXN	34,360,000	USD	1,522,240	Citibank N.A.	10/16/20	31,147
USD	191,797	GBP	150,000	Citibank N.A.	10/16/20	(2,140)
USD	574,846	MXN	12,947,310	Citibank N.A.	10/16/20	(10,491)
USD	726,741	MXN	16,400,000	Citibank N.A.	10/16/20	(14,689)
USD	1,418,179	MXN	29,998,898	Citibank N.A.	10/16/20	61,954
ZAR	1,298,100	USD	73,962	Citibank N.A.	10/16/20	3,707
BRL	66,753	USD	12,503	Goldman Sachs Group Inc.	10/16/20	(664)
BRL	2,346,616	USD	436,718	Goldman Sachs Group Inc.	10/16/20	(20,525)
EUR	516,451	USD	611,703	Goldman Sachs Group Inc.	10/16/20	(5,877)
JPY	45,288,161	USD	428,969	Goldman Sachs Group Inc.	10/16/20	258
MXN	26,199,263	USD	1,144,622	Goldman Sachs Group Inc.	10/16/20	39,824
RUB	1,000,094	USD	13,868	Goldman Sachs Group Inc.	10/16/20	(1,003)
RUB	1,423,595	USD	19,883	Goldman Sachs Group Inc.	10/16/20	(1,570)
RUB	43,999,331	USD	607,558	Goldman Sachs Group Inc.	10/16/20	(41,561)
USD	312,191	BRL	1,645,872	Goldman Sachs Group Inc.	10/16/20	20,281
USD	2,816,828	EUR	2,384,439	Goldman Sachs Group Inc.	10/16/20	19,754
USD	69,735	JPY	7,489,587	Goldman Sachs Group Inc.	10/16/20	(1,249)
USD	358,183	JPY	37,798,574	Goldman Sachs Group Inc.	10/16/20	(59)
USD	586,149	RUB	46,423,020	Goldman Sachs Group Inc.	10/16/20	(11,025)
USD	75,667	ZAR	1,298,100	Goldman Sachs Group Inc.	10/16/20	(2,003)
AUD	28,037	USD	19,543	JPMorgan Chase & Co.	10/16/20	553
AUD	49,133	USD	34,251	JPMorgan Chase & Co.	10/16/20	966
AUD	1,251,818	USD	867,733	JPMorgan Chase & Co.	10/16/20	29,539
CAD	102,249	USD	75,306	JPMorgan Chase & Co.	10/16/20	1,246
CAD	102,323	USD	75,551	JPMorgan Chase & Co.	10/16/20	1,057
CAD	1,903,448	USD	1,402,673	JPMorgan Chase & Co.	10/16/20	22,407
IDR	182,459,776	USD	12,431	JPMorgan Chase & Co.	10/16/20	(187)
IDR	185,077,709	USD	12,577	JPMorgan Chase & Co.	10/16/20	(158)
IDR	8,539,049,912	USD	576,068	JPMorgan Chase & Co.	10/16/20	(3,072)
INR	10,059,711	USD	131,775	JPMorgan Chase & Co.	10/16/20	4,346
USD	64,334	AUD	90,000	JPMorgan Chase & Co.	10/16/20	(176)
COP	508,148,260	USD	135,687	Morgan Stanley & Co. Inc.	10/16/20	(3,963)
USD	131,149	COP	508,148,260	Morgan Stanley & Co. Inc.	10/16/20	(575)
USD	530,000	MXN	12,077,110	BNP Paribas SA	12/28/20	(11,402)
MXN	12,077,110	USD	529,534	Citibank N.A.	12/28/20	11,868
MXN	2,837,450	USD	124,719	BNP Paribas SA	1/19/21	2,147
JPY	37,798,574	USD	358,761	Goldman Sachs Group Inc.	1/19/21	39
RUB	46,423,020	USD	580,251	Goldman Sachs Group Inc.	1/19/21	10,550
ZAR	1,298,100	USD	74,853	Goldman Sachs Group Inc.	1/19/21	1,950
COP	508,148,260	USD	130,455	Morgan Stanley & Co. Inc.	1/19/21	601

Total						$194,451

See Notes to Schedule of Investments.

40	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2020, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI**	7.024%**	$681	$2,730
JPMorgan Chase	300,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	850

Total						$681	$3,580

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
30,500,000	MXN	4/5/21	28-Day MXN TIIE- Banxico every 28 days	7.351% every 28 days	$(18,581)	$38,726
4,161,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	(19)	(1,558)
5,185,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(9,404)	19,114

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	41

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	886,000	5/15/27	0.260% annually	U.S. Daily Federal Funds Intraday Effective Rate annually	$(2,975)	$3,884
	570,000	7/20/45	0.560% semi-annually	Daily SOFR annually	—	38,957
	4,295,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	18,658	288,487
	262,000	7/13/50	0.885% semi-annually	3-Month LIBOR quarterly	(33)	17,110

Total					$(12,354)	$404,720

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
BNP Paribas SA (Volkswagen AG, 0.500%, due 3/30/21)	530,000	EUR	12/20/24	0.868%	1.000% quarterly	$3,458	$6,734	$(3,276)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2020[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.619%	1.000% quarterly	$(10,096)	$(11,087)	$991

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.34 Index	$(966,000)	6/20/25	5.000% quarterly	$47,478	$(2,991)	$50,469

See Notes to Schedule of Investments.

42	Western Asset Total Return ETF 2020 Quarterly Report

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.35 Index	$(2,990,000)	12/20/25	5.000% quarterly	$122,512	$124,525	$(2,013)
Markit CDX.NA.IG.34 Index	(11,725,000)	6/20/25	1.000% quarterly	80,844	159,789	(78,945)

Total	$(15,681,000)			$250,834	$281,323	$(30,489)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Schedule of Investments.

Western Asset Total Return ETF 2020 Quarterly Report	43

WESTERN ASSET TOTAL RETURN ETF

Schedule of investments (unaudited) (cont’d)	September 30, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

44	Western Asset Total Return ETF 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are

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Notes to Schedule of Investments (unaudited) (continued)

deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

46

Notes to Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

47

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$53,436,702	—	$53,436,702
Mortgage-Backed Securities	—	28,708,896	—	28,708,896
Collateralized Mortgage Obligations	—	14,891,573	—	14,891,573
Sovereign Bonds	—	12,461,682	—	12,461,682
U.S. Government & Agency Obligations	—	11,882,000	—	11,882,000
Senior Loans:
Financials	—	801,756	$116,090	917,846
Other Senior Loans	—	5,358,112	—	5,358,112
Asset-Backed Securities	—	5,268,492	—	5,268,492
U.S. Treasury Inflation Protected Securities	—	4,229,429	—	4,229,429
Investments in Underlying Funds	$3,359,960	—	—	3,359,960
Purchased Options:
Exchange-Traded Purchased Options	182,091	—	—	182,091
OTC Purchased Options	—	134,695	—	134,695
Municipal Bonds	—	45,216	—	45,216
Non-U.S. Treasury Inflation Protected Securities	—	14,192	—	14,192

Total Long-Term Investments	3,542,051	137,232,745	116,090	140,890,886

Short-Term Investments†:
U.S. Treasury Bills	—	11,759,573	—	11,759,573
Overnight Deposits	—	551,956	—	551,956

Total Short-Term Investments	—	12,311,529	—	12,311,529

Total Investments	$3,542,051	$149,544,274	$116,090	$153,202,415

Other Financial Instruments:
Futures Contracts	$367,155	—	—	$367,155
Forward Foreign Currency Contracts	—	$382,604	—	382,604
OTC Interest Rate Swaps‡	—	4,261	—	4,261
Centrally Cleared Interest Rate Swaps	—	406,278	—	406,278
OTC Credit Default Swaps on Corporate Issues - Sell Protection	—	3,458	—	3,458
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	50,469	—	50,469

Total Other Financial Instruments	$367,155	$847,070	—	$1,214,225

Total	$3,909,206	$150,391,344	$116,090	$154,416,640

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$270,096	—	—	$270,096
OTC Written Options	—	$109,030	—	109,030
Futures Contracts	441,747	—	—	441,747
Forward Foreign Currency Contracts	—	188,153	—	188,153
Centrally Cleared Interest Rate Swaps	—	1,558	—	1,558
OTC Credit Default Swaps on Corporate Issues - Buy Protection	—	10,096	—	10,096
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	80,958	—	80,958

Total	$711,843	$389,795	—	$1,101,638

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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